UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/09 is included with this Form.

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value

Common Stocks — 96.8%

Aerospace/Defense — 1.9%
93,000	AAR Corp. *	$1,166,220
21,000	Elbit Systems Ltd.	1,012,830
		2,179,050
Apparel — 1.1%
42,000	Jos. A. Bank Clothiers, Inc. *	1,168,020
Biotechnology — 2.0%
21,000	Amgen, Inc. *	1,039,920
26,000	Myriad Genetics, Inc. *	1,182,220
		2,222,140
Cable TV — 1.9%
50,000	DIRECTV Group, Inc. (The) *	1,139,500
68,000	Shaw Communications, Inc. Class B	1,030,200
		2,169,700
Chemical - Basic — 0.9%
18,000	Compass Minerals International, Inc.	1,014,660
Computer & Peripherals — 1.1%
47,000	Synaptics, Inc. *	1,257,720
Computer Software & Services — 10.5%
38,000	Accenture Ltd. Class A	1,044,620
50,000	ACI Worldwide, Inc. *	937,500
62,000	CA, Inc.	1,091,820
26,000	CACI International, Inc. Class A *	948,740
45,000	Check Point Software Technologies Ltd. *	999,450
43,000	Intuit, Inc. *	1,161,000
23,000	ManTech International Corp. Class A *	963,700
35,000	McAfee, Inc. *	1,172,500
71,000	Oracle Corp. *	1,282,970
40,000	Sybase, Inc. *	1,211,600
47,000	Synopsys, Inc. *	974,310
		11,788,210
Diversified Companies — 1.0%
28,000	Chemed Corp.	1,089,200
Drug — 10.5%
21,000	Biogen Idec, Inc. *	1,100,820
52,000	Bristol-Myers Squibb Co.	1,139,840
14,000	Cephalon, Inc. *	953,400
63,000	Endo Pharmaceuticals Holdings, Inc. *	1,113,840
24,000	Gilead Sciences, Inc. *	1,111,680
23,000	Novo Nordisk A/S ADR	1,103,540
35,000	Onyx Pharmaceuticals, Inc. *	999,250
30,000	OSI Pharmaceuticals, Inc. *	1,147,800
39,000	Sanofi-Aventis ADR	1,089,270
69,000	Sepracor, Inc. *	1,011,540
24,000	Teva Pharmaceutical Industries Ltd. ADR	1,081,200
		11,852,180

Shares		Value
E-Commerce — 1.1%
35,000	Open Text Corp. *	$1,205,400
Educational Services — 5.0%
15,000	Apollo Group, Inc. Class A *	1,174,950
58,000	Corinthian Colleges, Inc. *	1,128,100
21,000	DeVry, Inc.	1,011,780
10,000	ITT Educational Services, Inc. *	1,214,200
6,000	Strayer Education, Inc.	1,079,220
		5,608,250
Electrical Equipment — 1.0%
16,000	W.W. Grainger, Inc.	1,122,880
Electronics — 0.8%
48,000	Greatbatch, Inc. *	928,800
Entertainment Technology — 1.0%
27,000	Netflix, Inc. *	1,158,840
Environmental — 2.7%
69,000	Calgon Carbon Corp. *	977,730
23,000	Stericycle, Inc. *	1,097,790
44,000	Tetra Tech, Inc. *	896,720
		2,972,240
Financial Services - Diversified — 0.9%
58,000	H&R Block, Inc.	1,055,020
Food Processing — 5.1%
38,000	Diamond Foods, Inc.	1,061,340
53,000	Flowers Foods, Inc.	1,244,440
31,000	J&J Snack Foods Corp.	1,072,290
55,000	Peet’s Coffee & Tea, Inc. *	1,189,100
40,000	TreeHouse Foods, Inc. *	1,151,600
		5,718,770
Food Wholesalers — 1.0%
24,000	Green Mountain Coffee Roasters, Inc. *	1,152,000
Health Care Information Systems — 2.2%
27,000	Cerner Corp. *	1,187,190
38,000	Computer Programs & Systems, Inc.	1,264,260
		2,451,450
Household Products — 1.1%
23,000	Church & Dwight Co., Inc.	1,201,290
Human Resources — 0.8%
31,000	Hewitt Associates, Inc. Class A *	922,560
Industrial Services — 4.1%
25,000	C.H. Robinson Worldwide, Inc.	1,140,250
29,000	MAXIMUS, Inc.	1,155,940
69,000	Rollins, Inc.	1,183,350
61,000	SAIC, Inc. *	1,138,870
		4,618,410

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2009 (Unaudited)

Shares		Value
Information Services — 3.0%
15,000	Dun & Bradstreet Corp. (The)	$1,155,000
25,000	IHS, Inc. Class A *	1,029,500
48,000	Interactive Data Corp.	1,193,280
		3,377,780
Internet — 2.8%
17,000	Amazon.com, Inc. *	1,248,480
50,000	F5 Networks, Inc. *	1,047,500
10,000	Priceline.com, Inc. *	787,800
		3,083,780
Medical Services — 3.6%
23,000	DaVita, Inc. *	1,010,850
17,000	Laboratory Corporation of America Holdings *	994,330
100,000	Odyssey HealthCare, Inc. *	970,000
22,000	Quest Diagnostics, Inc.	1,044,560
		4,019,740
Medical Supplies — 11.3%
30,000	AmerisourceBergen Corp.	979,800
15,000	Bard (C.R.), Inc.	1,195,800
19,000	Baxter International, Inc.	973,180
18,000	Becton, Dickinson & Co.	1,210,320
19,000	Edwards Lifesciences Corp. *	1,151,970
17,000	Haemonetics Corp. *	936,360
26,000	Illumina, Inc. *	968,240
21,000	Johnson & Johnson	1,104,600
24,000	McKesson Corp.	840,960
31,000	ResMed, Inc. *	1,095,540
28,000	St. Jude Medical, Inc. *	1,017,240
49,000	Thoratec Corp. *	1,258,810
		12,732,820
Natural Gas - Distribution — 0.9%
44,000	UGI Corp.	1,038,840
Packaging & Container — 2.0%
52,000	Crown Holdings, Inc. *	1,181,960
21,000	Silgan Holdings, Inc.	1,103,340
		2,285,300
Pharmacy Services — 0.9%
24,000	Medco Health Solutions, Inc. *	992,160
Restaurant — 4.0%
32,000	Buffalo Wild Wings, Inc. *	1,170,560
28,000	Darden Restaurants, Inc.	959,280
21,000	McDonald’s Corp.	1,145,970
22,000	Panera Bread Co. Class A *	1,229,800
		4,505,610

Shares		Value
Retail - Automotive — 2.0%
28,000	Advance Auto Parts, Inc.	$1,150,240
7,000	AutoZone, Inc. *	1,138,340
		2,288,580
Retail - Special Lines — 1.9%
30,000	Buckle, Inc. (The)	957,900
105,000	Hot Topic, Inc. *	1,174,950
		2,132,850
Retail Store — 2.1%
27,000	Dollar Tree, Inc. *	1,202,850
36,000	Family Dollar Stores, Inc.	1,201,320
		2,404,170
Securities Brokerage — 0.8%
62,000	Knight Capital Group, Inc. Class A *	913,880
Telecommunication Services — 1.0%
37,000	American Tower Corp. Class A *	1,125,910
Telecommunications Equipment — 0.9%
52,000	Applied Signal Technology, Inc.	1,051,960
Toiletries & Cosmetics — 0.8%
16,000	Chattem, Inc. *	896,800
Wireless Networking — 1.1%
57,000	ViaSat, Inc. *	1,186,740
	Total Common Stocks And Total Investment Securities — 96.8% (Cost $108,667,675)	$108,893,710

Principal Amount		Value

Short-Term Investments — 2.9%

U.S. Treasury Notes & Bonds — 2.6%
$2,900,000	United States Treasury Bill, 0.13%, 4/23/09 (1)	2,899,982
Repurchase Agreements (2) — 0.3%
400,000	With Morgan Stanley, 0.06%, dated 3/31/09, due 4/1/09, delivery value $400,001 (collateralized by $410,000 U.S. Treasury Notes 1.125%, due 12/15/11, with a value of $412,560), 0.06%, 1/1/00	400,000
	Total Short-Term Investments (Cost $3,299,982)	3,299,982
Cash And Other Assets In Excess Of Liabilities — (0.3%)		342,852
Net Assets (3) —100.0%		$112,536,544
Net Asset Value Per Outstanding Share ($112,536,544 ÷ 14,064,068 shares outstanding)		$8.00
* Non-income producing.

 2

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2009 (Unaudited)

(1)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)
For federal income tax purposes, the aggregate cost was $111,967,657, aggregate gross unrealized appreciation was $6,740,579, aggregate gross unrealized depreciation was $6,514,544 and the net unrealized XXpreciation was $226,035.

ADR	American Depositary Receipt.

3

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$108,893,710	—
Level 2 - Other Significant Observable Inputs	3,299,982	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$112,193,692	—

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 3/31/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 1, 2009